Consolidated Statements of Changes in Equity - CHF (SFr) SFr in Thousands	Total	Share capital	Share premium	Reserve for share-based payment	Treasury Shares	Cumulative translation adjustments	Actuarial gain / (loss) on post-employment benefit obligations	Accumulated losses
Beginning balance at Dec. 31, 2019	SFr (29,163)	SFr 289	SFr 9,476	SFr 1,312	SFr (100)	SFr (303)	SFr (981)	SFr (38,855)
Loss for the period	(14,873)							(14,873)
Other comprehensive profit (loss):
Actuarial gain (loss) on post-employment benefit obligations	(115)						(115)
Currency translation differences	28					28
Sub-total other comprehensive profit (loss) for the period	(87)					28	(115)
Total comprehensive loss for the period	(14,960)					28	(115)	(14,873)
Share based payment	328			328
Restricted shares awards	157	8	149
Transaction costs	(15)		(15)
Ending balance at Dec. 31, 2020	(43,654)	297	9,609	1,640	(100)	(275)	(1,096)	(53,728)
Loss for the period	(18,552)							(18,552)
Other comprehensive profit (loss):
Actuarial gain (loss) on post-employment benefit obligations	88						88
Currency translation differences	(28)					(28)
Sub-total other comprehensive profit (loss) for the period	60					(28)	88
Total comprehensive loss for the period	(18,492)					(28)	88	(18,552)
Share based payment	328			328
Restricted shares awards	876	39	837
Transaction costs	(12)		(12)
Ending balance at Dec. 31, 2021	(60,955)	335	10,434	1,967	(100)	(303)	(1,008)	(72,280)
Loss for the period	(38,698)							(38,698)
Other comprehensive profit (loss):
Actuarial gain (loss) on post-employment benefit obligations	744						744
Currency translation differences	3					3
Sub-total other comprehensive profit (loss) for the period	747					3	744
Total comprehensive loss for the period	(37,951)					3	744	(38,698)
Share based payment	804			804
Transaction costs	(9)		(9)
Stock options exercised	120	5	115
Ending balance at Dec. 31, 2022	SFr (97,991)	SFr 340	SFr 10,540	SFr 2,771	SFr (100)	SFr (300)	SFr (264)	SFr (110,978)